Loans and Notes Payable (Details Narrative) (10K) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Unrelated Parties [Member]
Other loans payable		$ 0	$ 2,303
Directors and Officer [Member]
Loans payable	$ 52,570	$ 54,753	$ 56,802